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                                                                     Rule 497(e)
                                                               File No. 33-15935

                                         January 11, 1999

ELECTRONIC FILING
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  OLDE Custodian Fund
              OLDE Premium Plus Money Market Series
              File No. 33-15935

To Whom it Concerns:

         Pursuant to Rule 497(e) of the Securities Act of 1933, the Statement of Additional Information for the OLDE Premium Plus Money Market Series and the prospectus for the OLDE Custodian Fund are being revised.

         Please be advised that the only change made involves the expense reimbursement agreement with the Adviser, which expires January 1, 1999. The Adviser has agreed to continue the current reimbursement plan, which limits expenses to no more than .25% of average net assets. The change will be reflected on a sticker for the prospectus and on page 5 of the SAI.

         If you require further information, please contact the undersigned at
(800)453-3535.

                                         Very truly yours,

                                         OLDE CUSTODIAN FUND

                                         Lisa S. Fildes
                                                 (electronic filing)
                                         Lisa S. Fildes
                                         President

Enc.
cc:  Patsy Mengista
     SEC Analyst

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